Condensed Consolidated Balance Sheets (Parenthetical) - Successor - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Oct. 03, 2016
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01
Common stock, shares authorized	1,800,000,000
Common stock, shares outstanding	427,597,368	427,580,232